SHARE BASED COMPENSATION (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jan. 02, 2021	Dec. 31, 2020	Dec. 22, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Share-based compensation expense							$ 1,041,281
Post Reverse Stock Split [Member]
Number of shares authorized								31,554
Warrants outstanding	42,072				35,861	42,072
Weighted average exercise price					$ 0.2	$ 0.2
Warrant [Member]
Warrants outstanding	841,440				717,217	841,440
Weighted average exercise price					$ 0.01	$ 0.01
Weighted average remaining contractual term					6 months	1 year
Aggregate intrinsic value	$ 200,000				$ 300,000	$ 200,000
Share-based compensation expense							$ 2,107,825
Board of Directors [Member]
Number of shares authorized		310,830						310,830
Number of shares vested		310,830	310,830
Number of warrants exercised						124,223
Share based compensation, expected term of fair value		1 year 6 months	1 year 6 months
Share-based compensation, expected dividend rate		0.00%	0.00%
Share-based compensation, average interest rate		2.96%	2.96%
Share-based compensation, volatility		215.40%	215.40%
Board of Directors [Member] | Post Reverse Stock Split [Member]
Number of shares authorized								15,541
Number of shares vested	31,554	15,541	31,554	5,181
Number of warrants exercised						6,211
Board of Directors [Member] | Warrant [Member]
Number of shares authorized		631,080						631,080
Number of shares vested	631,080	631,080
Board of Directors [Member] | The Crone Law Group, P.C. [Member]
Number of shares authorized				103,610
Number of shares vested				103,610
Number of warrants exercised				0
Share based compensation, expected term of fair value				2 years 6 months
Share-based compensation, expected dividend rate				0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate				43.50%
Share-based compensation, average interest rate				0.11%
Share-based compensation, volatility				43.50%
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Post Reverse Stock Split [Member]
Number of shares authorized				5,181
Number of shares vested				5,181
Board of Directors [Member] | The Crone Law Group, P.C. [Member] | Warrant [Member]
Number of shares authorized				210,360